EQUITY - Disclosure of composition of share capital (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 07, 2021
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 0.01 par value each, Authorized	25,000,000	25,000,000		25,000,000
Ordinary shares of NIS 0.01 par value each, Issued	16,391,382	14,682,272
Ordinary shares of NIS 0.01 par value each, Outstanding	16,391,382	14,682,272	14,491,171
Ordinary shares, par value	$ 0.01	$ 0.01		$ 0.01